DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

Avista Public Acquisition Corp. II is a blank check company incorporated in the Cayman Islands on February 5, 2021. As used herein, the references to the “Company” are to Avista Public Acquisition Corp. II and its wholly-owned and controlled subsidiary, Orwell Merger Sub Inc. (“Merger Sub”), unless the context indicates otherwise. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2022, the Company had not commenced any operations. All activity for the three months ended March 31, 2022 and for the period from February 5, 2021 (inception) through March 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination, which is described below. The Company generates non-operating income in the form of interest and dividend income or gains on investments on the cash and investments held in a Trust Account (as defined below) from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 9, 2021. On August 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $230,000,000 (see Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,233,333 warrants (the “Private Placement Warrants”), including 900,000 Private Placement Warrants that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at a price of $1.50 per Private Placement Warrant in a private placement to Avista Acquisition LP II (the “Sponsor”), generating gross proceeds of $12,350,000 (see Note 4).

As of March 31, 2022, cash of $434,629 is held outside of the Trust Account (as defined below) and is available for the payment of accrued offering costs and for working capital purposes.

Upon closing of the Initial Public Offering and the sale of the Private Placement Warrants, a total of $235,750,000 ($10.25 per Public Share) was placed in a trust account (the “Trust Account”) and invested in only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the consummation of the initial Business Combination within 18 months from the closing of the Initial Public Offering, (ii) the redemption of the Company’s Public Shares if the Company has not consummated an Business Combination within 18 months from the closing of the Company’s Initial Public Offering, subject to applicable law, and (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete the initial Business Combination within 18 months from the closing the Company’s Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.25 per Public Share, plus any pro rata interest and dividends or gains on investments earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering or with respect to any other material provision relating to shareholders’ rights or pre-initial Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 18 months from the closing of the Initial Public Offering.

The Company has until 18 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

Proposed Combination Agreement

On March 23, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ligand Pharmaceuticals Incorporated, a Delaware corporation (“Ligand”), OmniAb, Inc., a Delaware corporation and wholly-owned subsidiary of Ligand (“OmniAb”), and Merger Sub, pursuant to which the Company will combine with OmniAb, Ligand’s antibody discovery business (the “OmniAb Business”), in a Reverse Morris Trust transaction (the “OmniAb Business Combination”). Also on March 23, 2022, and in connection with the execution of the Merger Agreement, (a) the Company, Ligand, OmniAb and Merger Sub entered into that certain Employee Matters Agreement (the “Employee Matters Agreement”), (b) OmniAb and the Sponsor entered into that certain sponsor insider letter agreement (the “Sponsor Insider Agreement”) with the Company and certain insiders of the Company (the “Insiders”) and (c) the Company amended and restated that certain previously disclosed forward purchase agreement, dated August 9, 2021, by entering into the amended and restated forward purchase agreement (the “A&R FPA”), by and among the Company, the Sponsor and OmniAb pursuant to which they will consummate the proposed OmniAb Business Combination.

Agreement and Plan of Merger

At the closing of the OmniAb Business Combination, each share of OmniAb Common Stock outstanding prior to the effective time of the OmniAb Business Combination will be converted into a number of shares of common stock in the newly formed company (“APAC Common Stock”) based on an exchange ratio determined by reference to a pre-money equity value for OmniAb of $850 million. Holders of OmniAb options, restricted stock units and performance stock units (determined after the Distribution (as defined below) and the division of Ligand equity awards into both Ligand equity awards and OmniAb equity awards pursuant to the Employee Matters Agreement) will have their awards rolled over into equity awards of the Company and adjusted pursuant to the exchange ratio.

In addition, at the closing of the OmniAb Business Combination, holders of OmniAb Common Stock and equity awards will also receive the OmniAb Earnout Shares, with 50% of such earnout shares vesting upon the combined company’s achievement of a post-transaction volume-weighted average price (“VWAP”) of $12.50 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day period, and the remainder vesting upon achievement of a post-transaction VWAP of $15 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day period, in each case provided such vesting occurs during the five-year period following the closing of the OmniAb Business Combination.

In connection with the proposed OmniAb Business Combination, upon the re-domestication of the Company to Delaware (i) all issued and outstanding Class A ordinary shares and Class B ordinary shares will convert automatically, on a one-for-one basis, into shares of APAC Common Stock, (ii) all issued and outstanding warrants will convert automatically into warrants to acquire shares of APAC Common Stock and (iii) all issued and outstanding Units will separate and convert automatically into one share of APAC Common Stock and one-third of one warrant to purchase APAC Common Stock.

Separation and Distribution Agreement

On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into a separation agreement with OmniAb and Ligand (the “Separation Agreement”), pursuant to which, among other things, (i) Ligand will undertake a series of internal reorganization and restructuring transactions to effect the transfer of its (direct or indirect) ownership of the OmniAb Business to OmniAb in the separation and (ii) immediately prior to the OmniAb Business Combination and after the separation, Ligand will distribute 100% of the outstanding shares of OmniAb common stock to Ligand’s stockholders in a distribution (the “Distribution”).

The Separation Agreement also sets forth other agreements among Ligand and OmniAb related to a separation, including provisions concerning the termination and settlement of intercompany accounts and the obtaining of necessary governmental approvals and third-party consents. The Separation Agreement also sets forth agreements that will govern certain aspects of the relationship between Ligand and OmniAb after the Distribution, including provisions with respect to release of claims, indemnification, access to financial and other information and access to and provision of records.

Employee Matters Agreement

On March 23, 2022, in connection with the execution of the Merger Agreement, the Company, Ligand, OmniAb and Merger Sub entered into the Employee Matters Agreement, which will provide for employee-related matters in connection with the transaction, including allocation of benefit plan assets and liabilities between Ligand and OmniAb, treatment of incentive equity awards in the Distribution and the proposed OmniAb Business Combination and related covenants and commitments of the parties. Each existing Ligand equity award, with certain limited exceptions, will generally be split into (i) a new Ligand equity award and (ii) a new OmniAb equity award, with any accrued value in the original Ligand equity award split between such awards based on the relative post-Closing values of Ligand and OmniAb.

Sponsor Insider Agreement

On March 23, 2022, in connection with the execution of the Merger Agreement, OmniAb and the Sponsor entered into the Sponsor Insider Agreement with the Company and the Insiders, pursuant to which, among other things, the Insiders agreed to vote any of our securities held by them to approve the proposed OmniAb Business Combination and the other Company shareholder matters required pursuant to the Merger Agreement, and not to seek redemption of any of their Company securities in connection with the consummation of the proposed OmniAb Business Combination. Pursuant to the Sponsor Insider Agreement, the Sponsor also agreed to subject up to 1,916,667 Earnout Founder Shares (as defined in the Sponsor Insider Agreement), to the same price-based vesting conditions as the OmniAb Earnout Shares.

Amended and Restated Forward Purchase Agreement

On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into Amended and Restated Forward Purchase Agreement (the “A&R FPA”) with the Sponsor and OmniAb. Pursuant to the A&R FPA, the Company has agreed that, in connection with the consummation of the proposed OmniAb Business Combination, they will issue and sell to the Sponsor 1,500,000 shares of APAC Common Stock (the “Forward Purchase Shares”) and warrants to acquire 1,666,667 shares of APAC Common Stock (the “Forward Purchase Warrants”) for an aggregate purchase price of $15.0 million with such purchases to be consummated immediately following the re-domestication to Delaware and prior to the proposed OmniAb Business Combination. In addition, the Sponsor has agreed to purchase up to an additional 10,000,000 shares of APAC Common Stock (the “Backstop Shares”) and up to an additional 1,666,667 warrants, (The “Backstop Warrants” and, together with the Forward Purchase Shares, Forward Purchase Warrants and Backstop Shares, the “Forward Purchase and Backstop Securities”) for an aggregate additional purchase price of up to $100.0 million, in order to backstop shareholder redemptions to the extent such redemptions would result in the cash proceeds to be received by OmniAb stockholders from the Trust Account to be less than $100.0 million. The A&R FPA also provides that in the event the Merger Agreement is terminated by Ligand under circumstances in which the Termination Fee (as defined in the Merger Agreement) would be payable under the Merger Agreement, Ligand shall pay the Sponsor a termination fee of $12.5 million in connection therewith.

The consummation of the proposed OmniAb Business Combination is subject to certain conditions as further described in the Merger Agreement.

Indemnity

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.25 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.25 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity

As of March 31, 2022, the Company had $434,629 in cash held outside of the Trust Account and a working capital deficit of $4,364,603. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within the earlier of the Combination Period, which will end on February 12, 2023, or one year after the date that the condensed consolidated financial statements are issued. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or if the Company becomes obligated to redeem a significant number of public shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Of the total proceeds from the Initial Public Offering and sale of the Private Placement Warrants, an amount of approximately $2 million was deposited in an operating account for the Company’s working capital needs. In addition, the Company entered into a promissory note pursuant to the Working Capital Loans terms as outlined in Note 5 with the Sponsor (the “Sponsor Working Capital Loan”) to which the Company can borrow up to an aggregate of $750,000. As of March 31, 2022, the Company has borrowed $500,000 under the Sponsor Working Capital Loan. The amounts held in the operating account are not expected to provide the Company with sufficient funds to meet its operational and liquidity obligations over the remainder of the Combination Period.

Going Concern Consideration

As of March 31, 2022, the Company had $434,629 in cash held outside of the Trust Account and a working capital deficit of $4,364,603. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the condensed consolidated financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period, which will end on February 12, 2023. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a prospective partner company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

Avista Public Acquisition Corp. II (the “Company”) is a blank check company incorporated in the Cayman Islands on February 5, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from February 5, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 9, 2021. On August 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $230,000,000 (see Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,233,333 warrants (the “Private Placement Warrants”), including 900,000 Private Placement Warrants that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at a price of $1.50 per Private Placement Warrant in a private placement to Avista Acquisition LP II (the “Sponsor”), generating gross proceeds of $12,350,000 (see Note 4).

Transaction costs amounted to $13,662,256 consisting of $4,600,000 of underwriting fees, $8,050,000 of deferred underwriting fees, and $1,012,256 of other offering costs. In addition, as of December 31, 2021, cash of $189,971 is held outside of the Trust Account (as defined below) and is available for the payment of accrued offering costs and for working capital purposes.

Upon closing of the Initial Public Offering and the sale of the Private Placement Warrants, a total of $235,750,000 ($10.25 per Public Share) was placed in a trust account (the “Trust Account”) and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the consummation of the initial Business Combination within 18 months from the closing of the Initial Public Offering, (ii) the redemption of the Company’s Public Shares if the Company has not consummated an Business Combination within 18 months from the closing of the Company’s Initial Public Offering, subject to applicable law, and (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete the initial Business Combination within 18 months from the closing the Company’s Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares.

The Company will provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.25 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering or with respect to any other material provision relating to shareholders’ rights or pre-initial Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 18 months from the closing of the Initial Public Offering.

The Company has until 18 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

Indemnity

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.25 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.25 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity

As of December 31, 2021, the Company had $189,971 in cash held outside of the Trust Account and a working capital surplus of $496,302. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or if the Company becomes obligated to redeem a significant number of public shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Of the total proceeds from the Initial Public Offering and sale of the Private Placement Warrants, an amount of approximately $2 million was deposited in an operating account for the Company’s working capital needs. The amounts held in the operating account are not expected to provide the Company with sufficient funds to meet its operational and liquidity obligations over the next twelve months.

Going Concern Consideration

As of December 31, 2021, the Company had $189,971 in cash held outside of the Trust Account and a working capital surplus of $496,302. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a prospective partner company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.